Employee Future Benefits	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Employee Future Benefits
Note 16 Employee Future Benefits
The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax-qualified) pension plans that are typically funded, as well as supplemental non-registered (non-qualified) pension plans for executives, retiree welfare plans and disability welfare plans that are typically not funded.
(a) Plan characteristics
The Company’s final average pay defined benefit pension plans and retiree welfare plans are closed to new members. All employees may participate in capital accumulation plans including defined benefit cash balance plans, 401(k) plans and/or defined contribution plans, depending on the country of employment.
All pension arrangements are governed by local pension committees or management, but significant plan changes require approval from the Company’s Board of Directors.
The Company’s funding policy for defined benefit pension plans is to make the minimum annual contributions required by regulations in the countries in which the plans are offered. Assumptions and methods prescribed for regulatory funding purposes typically differ from those used for accounting purposes.
The Company’s remaining defined benefit pension and/or retiree welfare plans are in the U.S., Canada, Japan and Taiwan (China). There are also disability welfare plans in the U.S. and Canada.
The largest defined benefit pension and retiree welfare plans are the primary plans for employees in the U.S. and Canada. These are the material plans that are discussed in the balance of this note. The Company measures its defined benefit obligations and fair value of plan assets for accounting purposes as at December 31 each year.
U.S. defined benefit pension and retiree welfare plans
The Company operates a qualified cash balance plan that is open to new members, a closed non-qualified cash balance plan, and a closed retiree welfare plan.
Actuarial valuations to determine the Company’s minimum funding contributions for the qualified cash balance plan are required annually. Deficits revealed in the funding valuations must generally be funded over a period of up to seven years. It is expected that there will be no required funding for this plan in 2024. No assets are held in the non-qualified cash balance plan.
The retiree welfare plan subsidizes the cost of life insurance and medical benefits. The majority of those who retired after 1991 receive a fixed-dollar subsidy from the Company based on service. The plan was closed to all employees hired after 2004. While assets have been set aside in a qualified trust to pay future retiree welfare benefits, this funding is optional. Retiree welfare benefits offered under the plan coordinate with the U.S. Medicare program to make optimal use of available federal financial support.

2 51
The qualified pension and retiree welfare plans are governed by the U.S. Benefits Committee, while the non-qualified pension plan is governed by the U.S. Non-Qualified Plans Subcommittee.
Canadian defined benefit pension and retiree welfare plans
The Company’s defined benefit plans in Canada include two registered final average pay pension plans, a non-registered supplemental final average pay pension plan and a retiree welfare plan, all of which have been closed to new members.
Actuarial valuations to determine the Company’s minimum funding contributions for the registered pension plans are required at least once every three years. Deficits revealed in the funding valuation must generally be funded over a period of ten years. For 2024, the required funding for these plans is expected to be $2
. No assets are held in the non-registered supplemental pension plan.
The retiree welfare plan subsidizes the cost of life insurance, medical and dental benefits. These subsidies are a fixed-dollar amount for those who retired after April 30, 2013 and have been eliminated for those who retire after 2019.
No
assets are held in this plan.
The registered pension plans are governed by Pension Committees, while the supplemental non-registered plan is governed by the Board of Directors. The retiree welfare plan is governed by management.
(b) Risks
In final average pay pension plans and retiree welfare plans, the Company generally bears the material risks which include interest rate, investment, longevity and health care cost inflation risks. In defined contribution plans, these risks are typically borne by the employee. In cash balance plans, the interest rate, investment and longevity risks are partially transferred to the employee.
Material sources of risk to the Company for all plans include:

•	A decline in discount rates that increases the defined benefit obligations by more than the change in value of plan assets;
•	Lower than expected rates of mortality; and
•	For retiree welfare plans, higher than expected health care costs.
The Company has managed these risks through plan design and eligibility changes that have limited the size and growth of the defined benefit obligations. Investment risks for funded plans are managed by investing significantly in asset classes which are highly correlated with the plans’ liabilities.
In the U.S., delegated committee representatives and management review the financial status of the qualified defined benefit pension plan at least monthly, and steps are taken in accordance with an established dynamic investment policy to increase the plan’s allocation to asset classes which are highly correlated with the plan’s liabilities and reduce investment risk as the funded status improves. As at December 31, 2023, the target asset allocation for the plan was 30% return-seeking assets and 70% liability-hedging assets (2022 – 30% and 70%).
In Canada, internal committees and management review the financial status of the registered defined benefit pension plans on at least a quarterly basis. As at December 31, 2023, the target asset allocation for the plans was 17% return-seeking assets and 83% liability-hedging assets (2022 – 20% and 80%).
There remains significant uncertainty related to the potential long-term impacts of the COVID-19 pandemic (on future mortality, etc.). The Company considers recent experience when setting the long-term assumptions. Experience related to COVID-19 will continue to be closely monitored, as well as emerging research on the long-term implications of COVID-19 on mortality, inflation and other assumptions.
(c) Pension and retiree welfare plans
The following tables present the reconciliation of defined benefit obligation and fair value of plan assets for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022

Changes in defined benefit obligation:
Opening balance	$3,794	$4,560	$466	$584
Current service cost	41	43	–	–
Past service cost - amendment	–	(6)	–	–
Interest cost	184	127	22	16
Plan participants’ contributions	–	–	3	3
Actuarial losses (gains) due to:
Experience	11	5	(10)	(13)
Demographic assumption changes	14	–	1	–
Economic assumption changes	119	(835)	16	(112)
Benefits paid	(308)	(299)	(38)	(40)
Impact of changes in foreign exchange rates	(66)	199	(10)	28
Defined benefit obligation, December 31	$3,789	$3,794	$450	$466

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022
Change in plan assets:
Fair value of plan assets, opening balance	$3,722	$4,510	$523	$587
Interest income	181	127	25	16
Return on plan assets (excluding interest income)	129	(869)	17	(91)
Employer contributions	59	59	12	11
Plan participants’ contributions	–	–	3	3
Benefits paid	(308)	(299)	(38)	(40)
Administration costs	(10)	(11)	(1)	(2)
Impact of changes in foreign exchange rates	(67)	205	(15)	39
Fair value of plan assets, December 31	$3,706	$3,722	$526	$523

(d) Amounts recognized in the Consolidated Statements of Financial Position
The following table presents the deficit (surplus) and net defined benefit liability (asset) for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
As at December 31,	2023	2022	2023	2022

Development of net defined benefit liability
Defined benefit obligation	$3,789	$3,794	$450	$466
Fair value of plan assets	3,706	3,722	526	523
Deficit (surplus)	83	72	(76)	(57)
Effect of asset limit (1)	41	48	–	–
Deficit (surplus) and net defined benefit liability (asset)	124	120	(76)	(57)
Deficit is comprised of:
Funded or partially funded plans	(422)	(441)	(190)	(168)
Unfunded plans	546	561	114	111
Deficit (surplus) and net defined benefit liability (asset)	$124	$120	$(76)	$(57)

(1)
The asset limit relates to a registered pension plan in Canada. The surplus in that plan is above the present value of economic benefits that can be derived by the Company through reductions in future contributions. For other funded pension plans in surplus position, the present value of the economic benefits available in the form of reductions in future contributions to the plans r
emains greater than the current surplus.

(e) Disaggregation of defined benefit obligation
The following table presents components of the defined benefit obligation between active members and inactive and retired members.

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Active members	$526	$509	$9	$11	$116	$125	$–	$–
Inactive and retired members	1,907	2,006	327	344	1,240	1,154	114	111
Total	$2,433	$2,515	$336	$355	$1,356	$1,279	$114	$111

(f) Fair value measurements
The following tables present major categories of plan assets and the allocation to each category.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2023	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$28	1%	$25	5%	$15	1%	$–	–
Public equity securities (3)	315	13%	39	7%	195	17%	–	–
Public debt securities	1,437	57%	448	85%	974	82%	–	–
Other investments (4)	741	29%	14	3%	1	0%	–	–
Total	$2,521	100%	$526	100%	$1,185	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2022	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$35	1%	$22	4%	$9	1%	$–	–
Public equity securities (3)	377	15%	41	8%	233	20%	–	–
Public debt securities	1,509	58%	445	85%	898	79%	–	–
Other investments (4)	660	26%	15	3%	1	0%	–	–
Total	$2,581	100%	$523	100%	$1,141	100%	$–	–

(1)
The U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private debt, infrastructure, private equity, real estate, timber and agriculture assets. In the aggregate, the latter assets represent approximately
16
% of all U.S. pension and retiree welfare plan assets as at December 31, 2023 (2022 –
15
%).

(2)
All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately
0.1%
 of all Canadian pension plan assets as at December 31, 2023 (2022 –
0.1
%).

(3)	Equity securities include direct investments in MFC common shares of $ 1.4 (2022 – $ 1.2 ) in the U.S. retiree welfare plan .
(4)
Other U.S. plan assets include investment in real estate, private debt, infrastructure, private equity, timberland and agriculture and managed futures. Other Canadian pension plan assets include investment in the group annuity contract.

(g) Net benefit cost recognized in the Consolidated Statements of Income
The following table presents components of the net benefit cost for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022
Defined benefit current service cost (1)	$41	$43	$–	$–
Defined benefit administrative expenses	10	11	1	2
Past service cost - plan amendments and curtailments	–	(6)	–	–
Service cost	51	48	1	2
Interest on net defined benefit (asset) liability	5	2	(3)	–
Defined benefit cost	56	50	(2)	2
Defined contribution cost	93	85	–	–
Net benefit cost	$149	$135	$(2)	$2

(1)
There are no significant current service costs for the retiree welfare plans as they are closed and mostly frozen. The re-measurement gain or loss on these plans is due to the volatility of discount rates and investment returns.

(h) Re-measurement effects recognized in Other Comprehensive Income
The following table presents components of the re-measurement effects recognized in Other Comprehensive Income for the pension plans and retiree welfare plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(11)	$(5)	$10	$13
Demographic assumption changes	(14)	–	(1)	–
Economic assumption changes	(119)	835	(16)	112
Return on plan assets (excluding interest income)	129	(869)	17	(91)
Change in effect of asset limit (excluding interest)	10	(10)	–	–
Total re-measurement effects	$(5)	$(49)	$10	$34

|

(i) Assumptions
The following table presents key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022
To determine the defined benefit obligation at end of year (1) :
Discount rate	4.8%	5.0%	4.8%	5.0%	4.6%	5.3%	4.7%	5.3%
Initial health care cost trend rate (2)	n/a	n/a	9.0%	7.8%	n/a	n/a	3.9%	5.3%
To determine the defined benefit cost for the year (1) :
Discount rate	5.0%	2.7%	5.0%	2.7%	5.3%	3.1%	5.3%	3.2%
Initial health care cost trend rate (2)	n/a	n/a	7.8%	7.0%	n/a	n/a	5.3%	5.4%

(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)
The health care cost trend rate used to measure the U.S. based retiree welfare obligation was
9.0
% grading to
4.8
% for 20
41
 and years thereafter (2022 –
7.8
% grading to
4.8
% for 2035
 and years thereafter
) and to measure the net benefit cost was
7.8
% grading to
4.8
% for 20
35
 and years thereafter (2022 –
7.0
% grading to
4.5
% for 2032
 and years thereafter).
In Canada, the rate used to measure the retiree welfare obligation was
5.1
%
in
2023
 and
 3.9% in 2024,
grading to
4.0
% for 20
29
 and years thereafter (2022 –
5.3
% grading to
4.8
% for 2026
 and years thereafter
) and to measure the net benefit cost was
5.3
% grading to
4.8
% for 20
26
 and years thereafter (2022 –
5.4
% grading to
4.8
% for 2026
 and years thereafter
).

Assumptions regarding future mortality are based on published statistics and mortality tables. The following table presents current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans.

As at December 31, 2023	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.2	24.3
Females	23.7	26.2
Life expectancy (in years) at age 65 for those currently age 45
Males	23.6	25.3
Females	25.0	27.1
(j) Sensitivity of assumptions on obligations
Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The following table sets out the potential impact on the obligations arising from changes in the key assumptions. Each sensitivity assumes that all other assumptions are held constant. In actuality, inter-relationships among assumptions may exist.

As at December 31, 2023	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(274)	$(38)
Impact of a 1% decrease	316	44
Health care cost trend rate:
Impact of a 1% increase	n/a	11
Impact of a 1% decrease	n/a	(10)
Mortality rates (1)
Impact of a 10% decrease	89	6

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a
10
% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of
0.8
years for U.S.
and
Canadian
males and females
.

(k) Maturity profile
The following table presents weighted average duration (in years) of the defined benefit obligations.

	Pension plans		Retiree welfare plans
As at December 31,	2023	2022	2023	2022
U.S. plans	8.4	8.2	8.2	8.2
Canadian plans	9.9	10.6	11.1	11.1

(l) Cash flows – contributions
The following table presents total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2023	2022	2023	2022

Defined benefit plans	$59	$59	$12	$11
Defined contribution plans	93	85	–	–
Total	$152	$144	$12	$11
The Company’s best estimate of expected cash payments for employee future benefits for the year ending December 31, 2024 is $61 for defined benefit pension plans, $96 for defined contribution pension plans and $13 for retiree welfare plans.